OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid long-term land lease, net (see Note 16C)	$ 3,537	$ 3,658
Long term prepaid expenses and others	910	2,245
Other assets, net	$ 4,447	$ 5,903